Revenue by Geographic Area - Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue by Geographic Area
Revenue	$ 123,850	$ 71,319	$ 166,919	$ 88,846	$ 49,920
United States
Revenue by Geographic Area
Revenue	104,993	60,847	143,145	78,251	45,470
International
Revenue by Geographic Area
Revenue	$ 18,857	$ 10,472	$ 23,774	$ 10,595	$ 4,450